Schedule of Operation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net revenues
Total revenues	¥ 3,009,845	¥ 3,473,139	¥ 3,301,418
Cost of revenues and operating expenses
Total cost of revenues and operating expenses	2,849,487	3,314,377	3,161,193
Net loss	(17,789)	(61,236)	(159,590)
Subsidiaries [Member]
Net revenues
Total revenues	2,403,867	2,934,011	3,089,988
Cost of revenues and operating expenses
Total cost of revenues and operating expenses	(2,496,929)	(2,959,714)	(3,188,000)
Net loss	(95,799)	(29,819)	(100,142)
Subsidiaries [Member] | External Parties [Member]
Net revenues
Total revenues	2,394,433	2,924,578	3,083,306
Cost of revenues and operating expenses
Total cost of revenues and operating expenses	(2,427,880)	(2,958,256)	(3,186,349)
Subsidiaries [Member] | Intra Group Companies [Member]
Net revenues
Total revenues	9,434	9,433	6,682
Cost of revenues and operating expenses
Total cost of revenues and operating expenses	¥ (69,049)	¥ (1,458)	¥ (1,651)